Other Reserves (Details) - Schedule of other reserves - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Other Reserves (Details) - Schedule of other reserves [Line Items]
Balance	$ 3,466,642	$ 1,133,345	$ 4,300,319
Other comprehensive income	6,708	(14,953)	102,938
Share-based payment expenses			73,088
Transfer to share capital		(73,088)
Options and warrants issued/expensed	54,930	3,003,060	(484,680)
Options and warrants exercised		(213,722)
Options and warrants lapsed/expired	(361,861)	(368,000)
Options and warrants lapsed/expired			(2,251,320)
Remeasurement of options issued in prior period			(607,000)
Balance	3,166,419	3,466,642	1,133,345
Currency translation differences	6,708	(14,953)	102,938
Share-based payments [Member]
Other Reserves (Details) - Schedule of other reserves [Line Items]
Balance	3,360,128	1,011,878	4,281,790
Other comprehensive income
Share-based payment expenses			73,088
Transfer to share capital		(73,088)
Options and warrants issued/expensed	54,930	3,003,060	(484,680)
Options and warrants exercised		(213,722)
Options and warrants lapsed/expired	(361,861)	(368,000)
Options and warrants lapsed/expired			(2,251,320)
Remeasurement of options issued in prior period			(607,000)
Balance	3,053,197	3,360,128	1,011,878
Currency translation differences
Foreign currency translation [Member]
Other Reserves (Details) - Schedule of other reserves [Line Items]
Balance	106,514	121,467	18,529
Other comprehensive income	6,708	(14,953)	102,938
Share-based payment expenses
Transfer to share capital
Options and warrants issued/expensed
Options and warrants exercised
Options and warrants lapsed/expired
Options and warrants lapsed/expired
Remeasurement of options issued in prior period
Balance	113,222	106,514	121,467
Currency translation differences	$ 6,708	$ (14,953)	$ 102,938